Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - Defined benefit pension plans [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 17,957	$ 17,162
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Asset allocation of defined benefit pension plans, Quoted in active market	26.00%	21.00%
Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 1,198	$ 926
Asset allocation of defined benefit pension plans, Percentage of total plan assets	7.00%	5.00%
Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,227	$ 2,306
Asset allocation of defined benefit pension plans, Percentage of total plan assets	18.00%	13.00%
Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 5,312	$ 5,608
Asset allocation of defined benefit pension plans, Percentage of total plan assets	30.00%	33.00%
Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 84	$ 145
Asset allocation of defined benefit pension plans, Percentage of total plan assets		1.00%
Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,489	$ 3,788
Asset allocation of defined benefit pension plans, Percentage of total plan assets	19.00%	22.00%
Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 4,647	$ 4,389
Asset allocation of defined benefit pension plans, Percentage of total plan assets	26.00%	26.00%
Level 1 [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	7.00%	8.00%